Share-based Payments (Details) - ESOP [Member]	12 Months Ended
	Jun. 30, 2018 shares $ / shares	Jun. 30, 2017 shares $ / shares	Jun. 30, 2016 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding beginning balance | shares	1,312,500	1,062,500	1,856,150
Options capital consolidation | shares
Options granted during the year | shares		1,250,000
Granted options to be issued | shares
Options exercised | shares			(150,000)
Lapse of unexercised options | shares		(1,000,000)	(643,650)
Outstanding ending balance | shares	1,312,500	1,312,500	1,062,500
Options Exercisable ending balance | shares	1,312,500	1,312,500	62,500
Outstanding beginning balance | $ / shares	$ 0.550	$ 1.562	$ 0.440
Options capital consolidation | $ / shares
Options granted during the year | $ / shares		0.500
Granted options to be issued | $ / shares
Options exercised | $ / shares			0.276
Lapse of unexercised options | $ / shares		0.500	0.276
Outstanding ending balance | $ / shares	0.550	0.550	1.562
Options Exercisable ending balance | $ / shares	$ 0.550	$ 0.550	$ 1.556